UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, NY 10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Rivera, Esq.
Title:  Chief Financial Officer & General Counsel
Phone:  (212) 586-4333


Signature, Place and Date of Signing:


/s/ Alan Rivera                New York, New York          February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total: $679,360
                                        (thousands)


List of Other Included Managers: None


                                                           FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN  2    COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8

                     TITLE                     VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER      OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS     SOLE       SHARED    NONE
ACXIOM CORP         COM         005125109     111,436     4,344,488               Sole         None      4,344,488
BRINKS CO           COM         109696104     256,191     4,008,000               Sole         None      4,008,000
CHECKPOINT SYS INC  COM         162825103      17,816       882,000               Sole         None      882,000
DENDRITE INTL INC   COM         248239105      64,178     5,992,312               Sole         None      5,992,312
EFUNDS CORP         COM         28224R101         206         7,500               Sole         None      7,500
PAXAR CORP          COM         704227107      59,744     2,590,800               Sole         None      2,590,800
UNISYS CORP         COM         909214108     169,789    21,656,700               Sole         None      21,656,700


SK 04129 0003 741844